Note O - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2016, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$10,544	----
Agency mortgage-backed securities, residential	----	85,946	----
	Fair Value Measurements at December 31, 2015, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$8,965	----
Agency mortgage-backed securities, residential	----	82,686	----
	Fair Value Measurements at December 31, 2016, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	----	----	$3,536
Nonowner-occupied	----	----	1,985
Commercial and industrial	----	----	298

Other real estate owned:
Commercial real estate:
Construction	----	----	754
	Fair Value Measurements at December 31, 2015, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nonowner-occupied	----	----	$2,473
Commercial and industrial	----	----	3,779

Other real estate owned:
Commercial real estate:
Construction	----	----	1,147

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2016	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Owner-occupied	$3,536	Sales approach	Adjustment to comparables	0%	to	65%	13.7%
		Cost approach	Adjustment to comparables	0%	to	29.5%	14.8%
Nonowner-occupied	1,985	Sales approach	Adjustment to comparables	0%	to	250%	58.6%
Commercial and industrial	298	Sales approach	Adjustment to comparables	0.9%	to	9.7%	5.2%

Other real estate owned:
Commercial real estate:
Construction	754	Sales approach	Adjustment to comparables	0%	to	30%	11.7%
December 31, 2015	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$2,473	Sales approach	Adjustment to comparables	0%	to	12.5%	5.7%
Commercial and industrial	3,779	Sales approach	Adjustment to comparables	0.9%	to	30%	14.3%

Other real estate owned:
Commercial real estate:
Construction	1,147	Sales approach	Adjustment to comparables	0%	to	35%	15.2%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$40,166	$40,166	$	----	$	----	$40,166
Certificates of deposit in financial institutions	1,670	----		1,670		----	1,670
Securities available for sale	96,490	----		96,490		----	96,490
Securities held to maturity	18,665	----		9,541		9,630	19,171
Restricted investments in bank stocks	7,506	N/A		N/A		N/A	N/A
Loans, net	727,202	----		----		727,079	727,079
Accrued interest receivable	2,315	----		224		2,091	2,315

Financial Liabilities:
Deposits	790,452	209,576		581,340		----	790,916
Other borrowed funds	37,085	----		35,948		----	35,948
Subordinated debentures	8,500	----		5,821		----	5,821
Accrued interest payable	513	4		509		----	513
		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$45,530	$45,530	$	----	$	----	$45,530
Certificates of deposit in financial institutions	1,715	----		1,715		----	1,715
Securities available for sale	91,651	----		91,651		----	91,651
Securities held to maturity	19,903	----		9,814		10,976	20,790
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	N/A		N/A		N/A	N/A
Loans, net	579,104	----		----		582,427	582,427
Accrued interest receivable	1,819	----		224		1,595	1,819

Financial Liabilities:
Deposits	660,746	176,499		484,636		----	661,135
Other borrowed funds	23,946	----		23,672		----	23,672
Subordinated debentures	8,500	----		5,368		----	5,368
Accrued interest payable	449	4		445		----	449